Pay vs Performance Disclosure	12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 31, 2025 USD ($) $ / shares	Mar. 31, 2024 USD ($) $ / shares	Mar. 31, 2023 USD ($) $ / shares	Mar. 31, 2022 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid for PEO(1)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid for Non-PEO Named Executive Officers(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income	EPS
					Company TSR	Peer Group TSR(4)
2026	$6,713,430	$6,143,495	$2,543,437	$2,969,110	104.07	200.55	34,586,024	6.88
2025	$2,276,080	$(6,970,784)	$938,728	$(2,499,209)	97.53	194.3	89,242,722	16.21
2024	$965,737	$7,274,546	$427,762	$2,773,345	111.73	161.68	77,046,344	13.14
2023	$956,588	$(12,833,581)	$422,206	$(4,820,535)	64.19	120.57	21,231,990	3.60
2022	$933,966	$9,945,093	$415,437	$3,760,244	147.84	138.48	53,919,837	8.47

Company Selected Measure Name	EPS
Named Executive Officers, Footnote	The principal executive officer (the “PEO”) for each of 2026, 2025, 2024, 2023, and 2022 is Mr. Prashad.The non-PEO named executive officers (the “Non-PEO NEOs”) for fiscal year 2026 include the following individuals: Messrs. John L. Calmes, Jr., D. Clinton Dyer, Luke J. Umstetter, and J. Tobin Turner. The non-PEO NEOs for each of fiscal years 2025, 2024, 2023 and 2022 include the following individuals: Messrs. John L. Calmes, Jr., D. Clinton Dyer, Luke J. Umstetter, S. McIntyre, and Jason E. Childers, and Ms. A. Lindsay Caulder.
Peer Group Issuers, Footnote	The peer group that we used for purposes of this disclosure is the Nasdaq Financial Index, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended March 31, 2026.
PEO Total Compensation Amount	$ 6,713,430	$ 2,276,080	$ 965,737	$ 956,588	$ 933,966
PEO Actually Paid Compensation Amount	$ 6,143,495	(6,970,784)	7,274,546	(12,833,581)	9,945,093
Adjustment To PEO Compensation, Footnote	These dollar amounts represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEO NEO CAP
Year	Summary Compensation Table Total for PEO(1)	Less: RSA Grant in SCT	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Total Compensation Actually Paid(1)(3)
2026	$6,713,430	$5,680,440	$4,861,440	$249,065	$—	$—	$6,143,495
2025	$2,276,080	$1,299,936	$1,473,548	$(626,525)	$(8,793,951)	$—	$(6,970,784)
2024	$965,737	$—	$—	$557,700	$5,751,109	$—	$7,274,546
2023	$956,588	$—	$—	$(1,134,510)	$(12,655,659)	$—	$(12,833,581)
2022	$933,966	$—	$—	$973,765	$8,037,362	$—	$9,945,093

Non-PEO NEO CAP
Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Less: RSA Grant in SCT	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Average Total Compensation Actually Paid(2)(3)
2026	$2,543,437	$2,056,984	$2,266,743	$61,583	$—	$154,331	$2,969,110
2025	$938,728	$483,308	$547,856	$(232,939)	$(3,269,546)	$—	$(2,499,209)
2024	$427,762	$—	$—	$207,350	$2,138,233	$—	$2,773,345
2023	$422,206	$—	$—	$(421,805)	$(4,820,936)	$—	$(4,820,535)
2022	$415,437	$—	$—	$326,690	$3,018,117	$—	$3,760,244

Non-PEO NEO Average Total Compensation Amount	$ 2,543,437	938,728	427,762	422,206	415,437
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,969,110	(2,499,209)	2,773,345	(4,820,535)	3,760,244
Adjustment to Non-PEO NEO Compensation Footnote	These dollar amounts represent the “compensation actually paid”, or “CAP”, to the PEO and the Non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO or the Non-PEO NEOs, respectively, during the applicable year. To calculate CAP for the PEO and average CAP for the Non-PEO NEOs, the following amounts were deducted from and added to Summary Compensation Table total compensation:

PEO NEO CAP
Year	Summary Compensation Table Total for PEO(1)	Less: RSA Grant in SCT	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Total Compensation Actually Paid(1)(3)
2026	$6,713,430	$5,680,440	$4,861,440	$249,065	$—	$—	$6,143,495
2025	$2,276,080	$1,299,936	$1,473,548	$(626,525)	$(8,793,951)	$—	$(6,970,784)
2024	$965,737	$—	$—	$557,700	$5,751,109	$—	$7,274,546
2023	$956,588	$—	$—	$(1,134,510)	$(12,655,659)	$—	$(12,833,581)
2022	$933,966	$—	$—	$973,765	$8,037,362	$—	$9,945,093

Non-PEO NEO CAP
Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Less: RSA Grant in SCT	Add: Year-End Value of Unvested Equity Awards Granted in Year	Add: Change in Value of Unvested Equity Awards Granted in Prior Years that Vested During Year	Add: Change in Year-End Value of Unvested Equity Awards Granted in Prior Years	Add: Vesting Date Value of Equity Awards Granted and Vested During Year	Average Total Compensation Actually Paid(2)(3)
2026	$2,543,437	$2,056,984	$2,266,743	$61,583	$—	$154,331	$2,969,110
2025	$938,728	$483,308	$547,856	$(232,939)	$(3,269,546)	$—	$(2,499,209)
2024	$427,762	$—	$—	$207,350	$2,138,233	$—	$2,773,345
2023	$422,206	$—	$—	$(421,805)	$(4,820,936)	$—	$(4,820,535)
2022	$415,437	$—	$—	$326,690	$3,018,117	$—	$3,760,244

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Amount	$ 104.07	97.53	111.73	64.19	147.84
Peer Group Total Shareholder Return Amount	200.55	194.3	161.68	120.57	138.48
Net Income (Loss)	$ 34,586,024	$ 89,242,722	$ 77,046,344	$ 21,231,990	$ 53,919,837
Company Selected Measure Amount | $ / shares	6.88	16.21	13.14	3.60	8.47
PEO Name	Mr. Prashad
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,680,440)	$ (1,299,936)	$ 0	$ 0	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,861,440	1,473,548	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(8,793,951)	5,751,109	(12,655,659)	8,037,362
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	249,065	(626,525)	557,700	(1,134,510)	973,765
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,056,984)	(483,308)	0	0	0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,266,743	547,856	0	0	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(3,269,546)	2,138,233	(4,820,936)	3,018,117
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154,331	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 61,583	$ (232,939)	$ 207,350	$ (421,805)	$ 326,690